EMPLOYEE BENEFIT PLANS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

10. EMPLOYEE BENEFIT PLANS

        Components of the net periodic benefit costs for the three and nine months ended September 30, 2012 and 2011 were as follows (dollars in millions):

	Defined Benefit Plans		Other Postretirement Benefit Plans
	Three months ended September 30,		Three months ended September 30,
	2012	2011	2012	2011
Service cost	$12	$18	$1	$-
Interest cost	36	39	2	2
Expected return on assets	(45)	(47)	-	-
Amortization of prior service cost	(2)	(2)	(1)	(1)
Amortization of actuarial loss	13	9	-	1
Settlement loss	8	-	-	-

Net periodic benefit cost	$22	$17	$2	$2

	Defined Benefit Plans		Other Postretirement Benefit Plans
	Nine months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
Service cost	$43	$51	$3	$2
Interest cost	109	116	5	6
Expected return on assets	(136)	(141)	-	-
Amortization of prior service cost	(6)	(5)	(2)	(2)
Amortization of actuarial loss	37	26	1	1
Settlement loss	8	-	-	-

Net periodic benefit cost	$55	$47	$7	$7

        During the first quarter of 2012, certain U.K. pension plans were closed to new entrants. For existing participants, benefits will only grow as a result of increases in pay. Defined contribution plans were established to replace these pension plans for future benefit accruals. This change did not have a significant impact on our pension liability.

        During 2012, the pension plan formula one of our U.S. subsidiaries was converted from an average pay design to a cash balance plan design. The existing defined contribution plan match was enhanced to offset this reduction in benefits. In connection with this plan change, we reduced our pension liability by approximately $23 million with a corresponding offset to other comprehensive income (loss) during the nine months ended September 30, 2012.

        During the nine months ended September 30, 2012 and 2011, we made contributions to our pension and other postretirement benefit plans of $124 million and $132 million, respectively. During the remainder of 2012, we expect to contribute an additional amount of $31 million to these plans.

        In connection with employee terminations in Switzerland related to restructuring programs, we recorded a noncash pension settlement loss of $8 million in the third quarter of 2012.

17. EMPLOYEE BENEFIT PLANS

DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS

        Our employees participate in a trusteed, non-contributory defined benefit pension plan (the "Plan") that covers substantially all of our full-time U.S. employees. Effective July 1, 2004, the Plan formula for employees not covered by a collective bargaining agreement was converted to a cash balance design. For represented employees, participation in the cash balance design is subject to the terms of negotiated contracts. For participating employees, benefits accrued under the prior formula were converted to opening cash balance accounts. The new cash balance benefit formula provides annual pay credits from 4% to 12% of eligible pay, depending on age and service, plus accrued interest. Participants in the plan on July 1, 2004 may be eligible for additional annual pay credits from 1% to 8%, depending on their age and service as of that date, for up to five years. The conversion to the cash balance plan did not have a significant impact on the accrued benefit liability, the funded status or ongoing pension expense.

        We sponsor defined benefit plans in a number of countries outside of the U.S. The availability of these plans, and their specific design provisions, are consistent with local competitive practices and regulations.

        During the fourth quarter of 2010, our Tioxide U.K. pension plan was closed to new entrants. For existing participants, benefits will only grow as a result of increases in pay. A defined contribution plan was established to replace the Tioxide U.K. pension plan for future benefit accruals.

        We also sponsor unfunded postretirement benefit plans other than pensions, which provide medical and life insurance benefits.

        Our postretirement benefit plans provide a fully insured Medicare Part D plan including prescription drug benefits affected by the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the "Act"). We cannot determine whether the medical benefits provided by our postretirement benefit plans are actuarially equivalent to those provided by the Act. We do not collect a subsidy and our net periodic postretirement benefits cost, and related benefit obligation, do not reflect an amount associated with the subsidy.

        On March 23, 2010, President Obama signed into law the Patient Protection and Affordable Care Act. On March 30, 2010, President Obama signed into law a reconciliation measure, the Health Care and Education Reconciliation Act of 2010. The passage of this legislation has resulted in comprehensive reform of health care in the U.S. We do not believe that this will have a significant impact on our financial position.

        The following table sets forth the funded status of the plans for us and the amounts recognized in the consolidated balance sheets at December 31, 2011 and 2010 (dollars in millions):

	Defined Benefit Plans				Other Postretirement Benefit Plans
	2011		2010		2011		2010
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Change in benefit obligation
Benefit obligation at beginning of year	$761	$2,255	$705	$2,152	$129	$7	$127	$8
Service cost	23	44	21	44	3	-	3	-
Interest cost	44	110	40	102	7	1	7	-
Participant contributions	-	14	-	13	5	-	4	-
Plan amendments	-	(1)	-	-	-	-	-	-
Foreign currency exchange rate changes	-	(13)	-	(23)	-	(1)	-	-
Settlements/transfers	-	(20)	-	(10)	-	-	-	-
Curtailments	-	(38)	-	-	-	-	-	-
Special termination benefits	-	8	-	-	-	-	-	-
Actuarial loss	47	83	34	64	1	-	5	-
Benefits paid	(41)	(111)	(39)	(87)	(17)	(1)	(17)	(1)

Benefit obligation at end of year	$834	$2,331	$761	$2,255	$128	$6	$129	$7

Change in plan assets
Fair value of plan assets at beginning of year	$517	$2,025	$461	$1,880	$-	$-	$-	$-
Actual return on plan assets	(7)	43	61	163	-	-	-	-
Foreign currency exchange rate changes	-	(10)	-	(15)	-	-	-	-
Participant contributions	-	14	-	13	5	-	4	-
Other	-	(1)	-	2	-	-	-	-
Company contributions	69	86	34	79	12	1	13	1
Settlements/transfers	-	(20)	-	(10)	-	-	-	-
Benefits paid	(41)	(111)	(39)	(87)	(17)	(1)	(17)	(1)

Fair value of plan assets at end of year	$538	$2,026	$517	$2,025	$-	$-	$-	$-

Funded status
Fair value of plan assets	$538	$2,026	$517	$2,025	$-	$-	$-	$-
Benefit obligation	834	2,331	761	2,255	128	6	129	7

Accrued benefit cost	$(296)	$(305)	$(244)	$(230)	$(128)	$(6)	$(129)	$(7)

Amounts recognized in balance sheet
Noncurrent asset	$-	$100	$-	$75	$-	$-	$-	$-
Current liability	(6)	(6)	(5)	(6)	(12)	-	(12)	-
Noncurrent liability	(290)	(399)	(239)	(299)	(116)	(6)	(117)	(7)

	$(296)	$(305)	$(244)	$(230)	$(128)	$(6)	$(129)	$(7)

	Defined Benefit Plans				Other Postretirement Benefit Plans
	2011		2010		2011		2010
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Amounts recognized in accumulated other comprehensive loss (income)
Net actuarial loss	$368	$636	$284	$513	$25	$1	$26	$1
Prior service cost	(22)	2	(27)	2	(10)	-	(13)	-
Transition obligation	1	-	1	-	-	-	-	-

	$347	$638	$258	$515	$15	$1	$13	$1

        The amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost during the next fiscal year are as follows (dollars in millions):

	Defined Benefit Plans		Other Postretirement Benefit Plans
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Actuarial loss	$21	$28	$2	$-
Prior service cost	(5)	(2)	(3)	-

Total	$16	$26	$(1)	$-

        Components of net periodic benefit costs for the years ended December 31, 2011, 2010 and 2009 were as follows (dollars in millions):

	Defined Benefit Plans
	U.S. plans			Non-U.S. plans
	2011	2010	2009	2011	2010	2009
Service cost	$23	$21	$20	$44	$44	$43
Interest cost	44	40	41	110	102	102
Expected return on plan assets	(47)	(42)	(41)	(140)	(121)	(104)
Amortization of transition obligation	-	-	-	-	-	1
Amortization of prior service cost	(4)	(5)	(5)	(2)	(1)	(1)
Amortization of actuarial loss	16	11	7	21	19	33
Settlement loss	-	-	2	-	-	-
Special termination benefits	-	-	-	8	-	2

Net periodic benefit cost	$32	$25	$24	$41	$43	$76

	Other Postretirement Benefit Plans
	U.S. plans			Non-U.S. plans
	2011	2010	2009	2011	2010	2009
Service cost	$3	$3	$3	$-	$-	$3
Interest cost	7	7	8	1	-	-
Amortization of prior service cost	(3)	(3)	(4)	-	-	-
Amortization of actuarial loss	2	1	1	-	-	-

Net periodic benefit cost	$9	$8	$8	$1	$-	$3

        The amounts recognized in net periodic benefit cost and other comprehensive loss (income) as of December 31, 2011, 2010 and 2009 were as follows (dollars in millions):

	Defined Benefit Plans
	U.S. plans			Non-U.S. plans
	2011	2010	2009	2011	2010	2009
Current year actuarial loss (gain)	$101	$16	$(7)	$182	$20	$(124)
Amortization of actuarial gain	(16)	(11)	(7)	(21)	(19)	(33)
Current year prior service (credit) cost	-	-	-	(2)	-	1
Amortization of prior service cost	4	4	5	2	1	1
Amortization of transition asset	-	-	-	-	-	(1)
Curtailment effects	-	-	-	(38)	-	(12)
Settlements	-	-	(2)	-	-	-

Total recognized in other comprehensive loss (income)	89	9	(11)	123	2	(168)
Net periodic benefit cost	32	25	24	41	43	76

Total recognized in net periodic benefit cost and other comprehensive loss (income)	$121	$34	$13	$164	$45	$(92)

	Other Postretirement Benefit Plans
	U.S. plans			Non-U.S. plans
	2011	2010	2009	2011	2010	2009
Current year actuarial loss (gain)	$1	$5	$(14)	$-	$-	$-
Amortization of actuarial gain	(1)	(2)	(1)	-	-	-
Current year prior service credit	-	-	(5)	-	-	-
Amortization of prior service cost	2	3	4	-	-	-

Total recognized in other comprehensive loss (income)	2	6	(16)	-	-	-
Net periodic benefit cost	9	8	8	1	-	3

Total recognized in net periodic benefit cost and other comprehensive loss (income)	$11	$14	$(8)	$1	$-	$3

        The following weighted-average assumptions were used to determine the projected benefit obligation at the measurement date and the net periodic pension cost for the year:

	Defined Benefit Plans
	U.S. plans			Non U.S. plans
	2011	2010	2009	2011	2010	2009
Projected benefit obligation
Discount rate	5.30%	5.70%	5.90%	4.39%	4.69%	4.94%
Rate of compensation increase	3.88%	3.88%	3.88%	3.44%	3.38%	3.23%
Net periodic pension cost
Discount rate	5.70%	5.90%	6.47%	4.69%	4.94%	5.04%
Rate of compensation increase	3.88%	3.88%	3.77%	3.38%	3.23%	3.21%
Expected return on plan assets	8.19%	8.20%	8.25%	6.62%	6.65%	6.62%

	Other Postretirement Benefit Plans
	U.S. plans			Non U.S. plans
	2011	2010	2009	2011	2010	2009
Projected benefit obligation
Discount rate	5.09%	5.46%	5.59%	6.09%	6.69%	7.47%
Net periodic pension cost
Discount rate	5.46%	5.59%	6.39%	6.69%	7.47%	7.60%

        In both 2011 and 2010, the health care trend rate used to measure the expected increase in the cost of benefits was assumed to be 7.5% decreasing to 5% after 2016. Assumed health care cost trend rates can have a significant effect on the amounts reported for the postretirement benefit plans. A one-percent point change in assumed health care cost trend rates would have the following effects (dollars in millions):

	Increase	Decrease
Asset category
Effect on total of service and interest cost	$-	$-
Effect on postretirement benefit obligation	4	(4)

        The projected benefit obligation and fair value of plan assets for the defined benefit plans with projected benefit obligations in excess of plan assets as of December 31, 2011 and 2010 were as follows (dollars in millions):

	U.S. plans		Non-U.S. plans
	2011	2010	2011	2010
Projected benefit obligation in excess of plan assets
Projected benefit obligation	$834	$761	$1,897	$1,797
Fair value of plan assets	538	517	1,492	1,493

        The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for the defined benefit plans with an accumulated benefit obligation in excess of plan assets as of December 31, 2011 and 2010 were as follows (dollars in millions):

	U.S. plans		Non-U.S. plans
	2011	2010	2011	2010
Accumulated benefit obligation in excess of plan assets
Projected benefit obligation	$834	$761	$1,618	$745
Accumulated benefit obligation	789	712	1,500	684
Fair value of plan assets	538	517	1,251	514

        Expected future contributions and benefit payments are as follows (dollars in millions):

	U.S. Plans		Non-U.S. Plans
	Defined Benefit Plans	Other Postretirement Benefit Plans	Defined Benefit Plans	Other Postretirement Benefit Plans
2012 expected employer contributions
To plan trusts	$72	$11	$70	$1
Expected benefit payments
2012	58	11	97	1
2013	59	11	91	1
2014	50	11	93	1
2015	50	11	99	1
2016	53	11	101	1
2017 - 2021	302	50	546	2

        Our investment strategy with respect to pension assets is to pursue an investment plan that, over the long term, is expected to protect the funded status of the plan, enhance the real purchasing power of plan assets, and not threaten the plan's ability to meet currently committed obligations. Additionally, our investment strategy is to achieve returns on plan assets, subject to a prudent level of portfolio risk. Plan assets are invested in a broad range of investments. These investments are diversified in terms of domestic and international equities, both growth and value funds, including small, mid and large capitalization equities; short-term and long-term debt securities; real estate; and cash and cash equivalents. The investments are further diversified within each asset category. The portfolio diversification provides protection against a single investment or asset category having a disproportionate impact on the aggregate performance of the plan assets.

        Our pension plan assets are managed by outside investment managers. The investment managers value our plan assets using quoted market prices, other observable inputs or unobservable inputs. For certain assets, the investment managers obtain third party appraisals at least annually, which use valuation techniques and inputs specific to the applicable property, market, or geographic location.

        We have established target allocations for each asset category. Our pension plan assets are periodically rebalanced based upon our target allocations.

        The fair value of plan assets for the pension plans was $2.6 billion and $2.5 billion at December 31, 2011 and 2010, respectively. The following plan assets are measured at fair value on a recurring basis (dollars in millions):

		Fair Value Amounts Using
Asset category	December 31, 2011	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
U.S. pension plans:
Equities	$294	$166	$128	$-
Fixed income	170	106	64	-
Real estate/other	72	45	-	27
Cash	2	2	-	-

Total U.S. pension plan assets	$538	$319	$192	$27

Non-U.S. pension plans:
Equities	$771	$361	$410	$-
Fixed income	923	304	619	-
Real estate/other	316	1	281	34
Cash	16	16	-	-

Total non-U.S. pension plan assets	$2,026	$682	$1,310	$34

		Fair Value Amounts Using
Asset category	December 31, 2010	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
U.S. pension plans:
Equities	$295	$174	$121	$-
Fixed income	155	97	57	1
Real estate/other	64	45	-	19
Cash	3	3	-	-

Total U.S. pension plan assets	$517	$319	$178	$20

Non-U.S. pension plans:
Equities	$868	$440	$428	$-
Fixed income	891	244	647	-
Real estate/other	248	2	213	33
Cash	18	18	-	-

Total non-U.S. pension plan assets	$2,025	$704	$1,288	$33

        The following table reconciles the beginning and ending balances of plan assets measured at fair value using unobservable inputs (Level 3) (dollars in millions):

	Real Estate/Other
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)	Year ended December 31, 2011	Year ended December 31, 2010
Balance at beginning of period	$52	$33
Return on pension plan assets	(1)	3
Purchases, sales and settlements	10	16

Balance at end of period	$61	$52

	Fixed Income
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)	Year ended December 31, 2011	Year ended December 31, 2010
Balance at beginning of period	$1	$-
Return on pension plan assets	-	-
Purchases, sales and settlements	(1)	1

Balance at end of period	$-	$1

        Based upon historical returns, the expectations of our investment committee and outside advisors, the expected long term rate of return on the pension assets is estimated to be between 6.62% and 8.25%. The asset allocation for our pension plans at December 31, 2011 and 2010 and the target allocation for 2012, by asset category are as follows:

Asset category	Target Allocation 2012	Allocation at December 31, 2011	Allocation at December 31, 2010
U.S. pension plans:
Equities	54%	55%	57%
Fixed income	33%	32%	30%
Real estate/other	13%	13%	12%
Cash	-	-	1%

Total U.S. pension plans	100%	100%	100%

Non-U.S. pension plans:
Equities	39%	38%	43%
Fixed income	45%	46%	44%
Real estate/other	15%	15%	12%
Cash	1%	1%	1%

Total non-U.S. pension plans	100%	100%	100%

        Equity securities in our pension plans did not include any equity securities of our parent or our affiliates at the end of 2011.

DEFINED CONTRIBUTION PLANS

        We have a money purchase pension plan covering substantially all of our domestic employees who were hired prior to January 1, 2004. Employer contributions are made based on a percentage of employees' earnings (ranging up to 8%).

        We also have a salary deferral plan covering substantially all U.S. employees. Plan participants may elect to make voluntary contributions to this plan up to a specified amount of their compensation. We contribute an amount equal to one-half of the participant's contribution, not to exceed 2% of the participant's compensation.

        Along with the introduction of the cash balance formula within our defined benefit pension plan, the money purchase pension plan was closed to new hires. At the same time, the company match in the salary deferral plan was increased, for new hires, to a 100% match, not to exceed 4% of the participant's compensation, once the participant has achieved six years of service with the Company.

        Our total combined expense for the above defined contribution plans for the years ended December 31, 2011, 2010 and 2009 was $14 million, $14 million and $12 million, respectively.

SUPPLEMENTAL SALARY DEFERRAL PLAN AND SUPPLEMENTAL EXECUTIVE RETIREMENT PLAN

        The Huntsman Supplemental Savings Plan ("Huntsman SSP") is a non-qualified plan covering key management employees and allows participants to defer amounts that would otherwise be paid as compensation. The participant can defer up to 75% of their salary and bonus each year. This plan also provides benefits that would be provided under the Huntsman Salary Deferral Plan if that plan were not subject to legal limits on the amount of contributions that can be allocated to an individual in a single year. The Huntsman SSP was amended and restated effective as of January 1, 2005 to allow eligible executive employees to comply with Section 409A of the Internal Revenue Code of 1986.

        The Huntsman Supplemental Executive Retirement Plan (the "SERP") is an unfunded non-qualified pension plan established to provide certain executive employees with benefits that could not be provided, due to legal limitations, under the Huntsman Defined Benefit Pension Plan, a qualified defined benefit pension plan, and the Huntsman Money Purchase Pension Plan, a qualified money purchase pension plan.

        Assets of these plans are included in other noncurrent assets and as of December 31, 2011 and 2010 were $12 million and $11 million, respectively. During each of the years ended December 31, 2011, 2010 and 2009, we expensed a total of $1 million, $1 million and nil, respectively, as contributions to the Huntsman SSP and the SERP.

STOCK-BASED INCENTIVE PLAN

        In connection with our parent's initial public offering of common and preferred stock on February 16, 2005, our parent adopted the Huntsman Stock Incentive Plan (the "Stock Incentive Plan"). The Stock Incentive Plan permits the grant of non-qualified stock options, incentive stock options, stock appreciation rights, nonvested stock, phantom stock, performance awards and other stock-based awards to our employees, directors and consultants and to employees and consultants of our subsidiaries, provided that incentive stock options may be granted solely to employees. As of December 31, 2011 our parent was authorized to grant up to of 32.6 million shares under the Stock Incentive Plan. See "Note 22. Stock-Based Compensation Plan."

INTERNATIONAL PLANS

        International employees are covered by various post employment arrangements consistent with local practices and regulations. Such obligations are included in the consolidated financial statements in other long-term liabilities.